Summary of Significant Accounting Policies (Policies) - EBP 002	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies:
Basis of presentation:
a.Basis of presentation:

The accompanying financial statements have been prepared using the accrual method of accounting as required by accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Use of estimates:
b.Use of estimates:

The preparation of the Plan’s financial statements in conformity with U.S. GAAP requires the Plan Administrator to make estimates and assumptions that affect the reported amounts of net assets available for plan benefits at the date of the financial statements, the changes in net assets available for plan benefits during the period, and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investment valuation and income recognition:
c.Investment valuation and income recognition:

Investments are reported at fair value (except for the fully benefit-responsive investment contract, which is reported at contract value, See Note 4). Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Note 3 for discussion of fair value measurements.

The Plan presents dividends and interest income and net appreciation (depreciation) in the fair value of its investments in the Statement of Changes in Net Assets Available for Benefits. Net appreciation (depreciation) in the fair value of its funds and common stock consists of the realized gains or losses and the unrealized appreciation (depreciation) on those investments bought and sold, as well as held during the year. Dividends and interest consist of interest payments received or accrued on interest bearing securities and dividend payments received or accrued on the ex-dividend date from individual securities such as common stock. Dividend and interest income on investments held by the funds are reinvested by each fund.  Purchases and sales of securities are recorded on a trade date basis.

Contributions receivable:
d.Contributions receivable:

Participant contributions and any related employer matching contributions are recognized in the period during which the Employer makes the respective payroll deduction from the participant’s compensation. DCRP and PS contributions are recorded in the relevant period in accordance with the terms in the Plan document.

Notes receivable from participants:
e.Notes receivable from participants:

Notes receivable from participants are measured at their unpaid principal balance. Interest income is recorded on the accrual basis. Related fees are recorded as administrative expenses and are expensed when they are incurred. If a participant ceases to make loan repayments and the Plan Administrator deems the participant loan to be in default, the participant loan balance is reduced to zero and a benefit payment is recorded.

Expenses:
f.Expenses:

The ordinary administrative expenses of the Plan, including compensation of the Trustee and other administrative expenses of the Trustee are paid from the Plan unless paid by the Bank at its discretion. Certain expenses of maintaining the Plan are paid directly by the Bank and are excluded from these financial statements.

Payment of benefits:	g.Payment of benefits: Benefit payments to participants are recorded upon distribution.